PGIM US Large-Cap Buffer 12 ETF - July
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 103.1%
Affiliated Mutual Fund 0.9%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $67,349)(wb)	67,349	$67,349
Options Purchased*~ 102.2%
(cost $7,335,640)		7,366,954

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.1% (cost $7,402,989)		7,434,303
Options Written*~ (3.1)%
(premiums received $222,833)		(223,452)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $7,180,156)		7,210,851
Liabilities in excess of other assets(z) (0.0)%		(2,442)

Net Assets 100.0%		$7,208,409

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/25	$5.44		131		13	$7,086,649
SPDR S&P 500 ETF Trust	Put	06/30/25	$544.22		131		13	280,305
Total Options Purchased (cost $7,335,640)								$7,366,954

PGIM US Large-Cap Buffer 12 ETF - July
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	06/30/25	$628.96		131		13	$(101,182)
SPDR S&P 500 ETF Trust	Put	06/30/25	$478.91		131		13	(122,270)
Total Options Written (premiums received $222,833)							$(223,452)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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